Taxation (Details) ¥ in Millions, $ in Millions		6 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Dec. 31, 2024 CNY (¥)
Taxation [Line Items]
Profits tax percentage		25.00%	25.00%
Profits tax rate (in Dollars) | $	$ 2
Effective income tax assessable profits	8.25%
Income tax rate percentage		25.00%
Corporate income tax rate		20.00%
Taxable income (in Yuan Renminbi)		¥ 3.0
Income tax percentage		(38.00%)	3.40%
Small and Low-Profit Enterprises [Member]
Taxation [Line Items]
Corporate income tax rate		25.00%
PRC [Member]
Taxation [Line Items]
Income tax percentage		25.00%
PRC [Member]
Taxation [Line Items]
Total net operating losses (in Yuan Renminbi)		¥ 131.0		¥ 119.2
Hong Kong [Member]
Taxation [Line Items]
Total net operating losses (in Yuan Renminbi)		¥ 5.5
Hong Kong [Member]
Taxation [Line Items]
Profits tax percentage		16.50%